Trade receivables, Contract assets and Other receivables	6 Months Ended
Jun. 30, 2025
Trade receivables, Contract assets and Other receivables
Trade receivables, Contract assets and Other receivables

12.Trade receivables, Contract assets and Other receivables

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Trade receivables	1,330	3,382
Contract assets	1,508	—
R&D incentive receivable (Australia)	196	155
VAT receivable	401	741
Current tax receivable	788	967
Foreign currency swaps and forwards	493	—
Other	1,136	911
Total trade receivables, contract assets and other receivables	5,852	6,156

The decrease of €304,000 in trade receivables, contract assets and other receivables is mainly due to a decrease in VAT receivable by €340,000 and a decrease in trade receivables and contract assets by €0.5 million. This is partly offset by an increase in foreign currency swaps and forwards of €493,000.

The Company can include unbilled receivables in its accounts receivable balance. Generally, these receivables represent earned revenue from products delivered to customers, which will be billed in the next billing cycle. All amounts are considered collectible and billable. As at December 31, 2024 and June 30, 2025, there were no unbilled receivables included in the trade receivables.

As of June 30, 2025, the Company has reclassified €1.5 million trade receivables to contract assets in connection with certain customer contracts for the Genio® system. Under these contracts, the Company has transferred control of the Genio® system to the customer and issued the related invoices. However, under the contractual terms, the invoices become payable upon the implantation of the Genio® system in the patient by the customer. As the right to consideration is therefore not unconditional, the related amounts do not meet the criteria for recognition as trade receivables in accordance with IFRS 15.

R&D incentive receivables relate to incentives received in Australia as a support to the clinical trials and the development of the Genio® system.

The current tax receivable relates to excess payment of corporate income tax in Belgium and the United States.

We refer to note 23 for more details on the foreign currency swaps and forwards.